Note 15 - Current Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about current tax assets [text block]
	Year ended December 31,
Current tax assets	2018	2017
V.A.T. credits	67,322	76,714
Prepaid taxes	54,010	55,620
	121,332	132,334

Disclosure of detailed information about tax liabilities [text block]
	Year ended December 31,
Current tax liabilities	2018	2017
Income tax liabilities	182,711	35,210
V.A.T. liabilities	18,091	14,313
Other taxes	49,431	52,882
	250,233	102,405